Key Management Compensation	12 Months Ended
Dec. 31, 2021
Disclosure Of Key Management Compensation [Abstract]
Key management compensation [Text Block]

17. Key management compensation

The remuneration of the key management personnel of the Company which includes all executive officers is set out below in aggregate:

	Year ended	Year ended
	December 31,	December 31,
	2021	2020
Salaries and bonuses	$4,343,080	$-
Share based compensation (note 13)	13,635,602	-
Balance, end of period	$17,978,682	$-

Total personnel expenses for all employees and officers including share based compensation was $19,388,407 of which $4,909,631 is included in general and administrative expenses and $14,478,776 is included in stock based compensation (Note 13 and 16).